Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended			12 Months Ended
	May 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Common stock, authorized					500,000,000	489,066,238		489,066,238
Common stock par value						$ 0.0001		$ 0.0001
Cash Contribution					$ 866,264		$ 13,040,183	$ 16,130,948
Common stock shares, issued		636,805	1,273,609	1,273,609	56,455,376	38,590,381	1,273,609	38,590,381
Common stock, sale price		$ 7.85	$ 7.85	$ 7.85			$ 7.85
Total net proceeds		$ 14,745,760	$ 14,745,760
Preferred stock, shares issued					0
Preferred stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized					10,000,000
Number of securities called by warrants or rights					5,750,000
Roivant Sciences Ltd. (RSL) [Member]
Cash Contribution								$ 13,900,550
Private Placement [Member]
Issuance of common shares, net, shares	10,000,000
Exercise price of warrant	$ 11.50
Generating gross proceeds of private placement warrants	$ 5,000,000
IPO [Member]
Common stock, sale price					$ 16.50
Exercise price of warrant					$ 11.50
Warrants Outstanding					11,500,000
Number of securities called by warrants or rights					5,750,000
Redemption price per warrant					$ 0.01
Preferred Stock [Member]
Preferred stock, par value					$ 0.0001
Preferred stock, shares authorized					10,010,000
Common Stock
Common stock, authorized					500,000,000
Common stock par value					$ 0.0001
Issuance of common shares, net, shares				1,273,609		1,910,414
Series A Preferred Stock [Member]
Preferred stock, shares issued					10,000
Preferred stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Percentage of voting power of outstanding shares					25.00%
Liquidation Amount Per Share					$ 0.01
Preferred stock, shares authorized					10,000